Commitments And Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended
	Sep. 18, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Litigation accrual		$ 0	$ 0	$ 0
Accrued Bonuses		333,000	208,000	0
Severance Costs		519,000
Annual Rent expense			80,000
Monthly lease	$ 5,000
Lease Expiry Date	Jun. 30, 205
Lease termination, advance notice period	90 days